Inventories (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Raw materials	$ 1,047,532	$ 956,947
Finished goods	437,144	478,377
Provision for obsolete inventories	(42,416)	(189,524)
Inventories	$ 1,442,260	$ 1,245,800